Intangibles (Customer relationships and related accumulated amortization) (Details) - Customer relationships - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 360,000	$ 360,000
Accumulated amortization	(129,823)	(119,235)
Finite-lived intangible assets	$ 230,177	$ 240,765